Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Total Return Series, Inc.
Entity Central Index Key	0000912763
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000030205
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Class A Shares
Trading Symbol	FULAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 3,956,416,804
Holdings Count | Holding	505
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,956,416,804 Number of Investments505 Portfolio Turnover11%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.5%
Project and Trade Finance Core Fund	2.5%
Bank Loan Core Fund	3.7%
Commerical Mortgage-Backed Securities	5.3%
Cash Equivalents	6.0%
Collateralized Mortgage Obligations	13.7%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Material Fund Change [Text Block]
C000030206
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Institutional Shares
Trading Symbol	FULIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 3,956,416,804
Holdings Count | Holding	505
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,956,416,804 Number of Investments505 Portfolio Turnover11%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.5%
Project and Trade Finance Core Fund	2.5%
Bank Loan Core Fund	3.7%
Commerical Mortgage-Backed Securities	5.3%
Cash Equivalents	6.0%
Collateralized Mortgage Obligations	13.7%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Material Fund Change [Text Block]
C000212356
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FULLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 3,956,416,804
Holdings Count | Holding	505
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,956,416,804 Number of Investments505 Portfolio Turnover11%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.5%
Project and Trade Finance Core Fund	2.5%
Bank Loan Core Fund	3.7%
Commerical Mortgage-Backed Securities	5.3%
Cash Equivalents	6.0%
Collateralized Mortgage Obligations	13.7%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Material Fund Change [Text Block]
C000030207
Shareholder Report [Line Items]
Fund Name	Federated Hermes Ultrashort Bond Fund
Class Name	Service Shares
Trading Symbol	FULBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 3,956,416,804
Holdings Count | Holding	505
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,956,416,804 Number of Investments505 Portfolio Turnover11%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Emerging Markets Core Fund	0.9%
Mortgage-Backed Securities	2.0%
U.S. Treasury Securities	2.5%
Project and Trade Finance Core Fund	2.5%
Bank Loan Core Fund	3.7%
Commerical Mortgage-Backed Securities	5.3%
Cash Equivalents	6.0%
Collateralized Mortgage Obligations	13.7%
Corporate Bonds	27.3%
Asset-Backed Securities	35.3%

Material Fund Change [Text Block]